Document and Entity Information	Jun. 21, 2022
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jun. 21, 2022
Entity Registrant Name	ODP Corp
Entity Incorporation State Country Code	DE
Entity File Number	1-10948
Entity Tax Identification Number	85-1457062
Entity Address, Address Line One	6600 North Military Trail
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33496
City Area Code	561
Local Phone Number	438-4800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000800240
Common Stock, par value $0.01 per share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	ODP
Security Exchange Name	NASDAQ
Preferred Shares Purchase Rights [Member]
Document And Entity Information [Line Items]
Security 12b Title	Preferred Shares Purchase Rights
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true